Revenue	12 Months Ended
Dec. 31, 2019
Revenue [Abstract]
REVENUE
8.	REVENUE

	Year ended December 31,
	2019	2018	2017
Apparel
-Wholesale	10,308,309	13,584,754	15,034,800
-Retail	571,403	2,375,773	6,983,592
Subtotal	10,879,712	15,960,527	22,018,392
Subcontracting	5,585,850	2,574,589	1,744,144
	16,465,562	18,535,116	23,762,536

Revenue is denominated only in USD.